Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income from continuing operations attributable to Bladex for both basic and diluted EPS	$ 93,713		$ 83,600		$ 42,038
Net income (loss) from discontinued operations	(681)	[1]	(420)	[1]	206	[1]
Net income attributable to Bladex for both basic and diluted EPS	$ 93,032		$ 83,180		$ 42,244
Basic earnings per share from continuing operations (in dollars per share)	$ 2.48		$ 2.26		$ 1.15
Diluted earnings per share from continuing operations (in dollars per share)	$ 2.47		$ 2.25		$ 1.14
Basic (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Diluted (in dollars per share)	$ (0.02)		$ (0.01)		$ 0.01
Basic (in dollars per share)	$ 2.46		$ 2.25		$ 1.15
Diluted (in dollars per share)	$ 2.45		$ 2.24		$ 1.15
Weighted average common shares outstanding - applicable to basic EPS	37,824		36,969		36,647
Weighted average common shares outstanding applicable to diluted EPS	37,824		36,969		36,647
Effect of dilutive securities (1):
Stock options and restricted stock units plans	114	[2]	176	[2]	167	[2]
Adjusted weighted average common shares outstanding applicable to diluted EPS (in shares)	37,938	[2]	37,145	[2]	36,814	[2]

[1]	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
[2]	As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option's exercise price was greater than the average quoted market price of the Bank's common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.